Share based compensation (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Stock Based Compensation.
Shares issued for services	$ (75,000)	$ 263,000	$ 163,000
Employee stock options		369,000	200,000
Balance at August 31, 2019		$ 632,000	$ 363,000